CAPITAL STOCK - Disclosure of detailed information about Deferred share units (Details)	12 Months Ended
Dec. 31, 2019 Units
Disclosure Of Capital Stock [Line Items]
Outstanding, beginning of year	0
Issued	27,500
Outstanding, end of year	27,500